Transaction Costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transaction Costs [Abstract]
Total transaction costs	$ 4,030	$ 6,818	$ 7,569